Common and Preferred Stock, Additional Paid-In Capital and Dividends, 2024 ATM (Details) - 2024 ATM [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	May 24, 2024
At-The-Market Offering [Abstract]
Common stock that can be sold under ATM			$ 5,800
Expenses related to equity distribution agreement	$ 37	$ 78
Common shares issued (in shares)	0	0